Segment information - Reconciliation of Segment Operating Income to Consolidated Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total gross profit	$ 585.9	$ 551.3	$ 529.6
Selling, general and administrative expense	(424.2)	(450.3)	(453.2)
Research and development expense	(25.2)	(24.1)	(24.2)
Goodwill impairment	(39.1)	0.0	0.0
Interest expense	(31.9)	(30.8)	(32.4)
Other (expense), net	(140.8)	(393.9)	(82.4)
Loss before income taxes	(75.3)	(347.8)	(62.6)
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total gross profit	595.7	583.1	582.8
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total gross profit	$ (9.8)	$ (31.8)	$ (53.2)